Contributed Equity - Schedule of Share Capital (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Ordinary shares Fully paid, Shares	840,073,798	567,941,993		488,733,461
Ordinary shares Fully paid	$ 485,478,860	$ 367,537,075	$ 338,425,286